Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI France ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 9.3%
Airbus SE	400,941	$58,973,159
Dassault Aviation SA	1,727	2,351,675
Safran SA	224,650	36,770,939
Thales SA	73,324	7,188,921

		105,284,694

Air Freight & Logistics — 0.2%
Bollore SA	606,614	2,595,149

Auto Components — 2.1%
Cie. Generale des Etablissements Michelin SCA	117,424	14,099,472
Faurecia SE	52,202	2,770,839
Valeo SA	165,168	6,512,407

		23,382,718

Automobiles — 1.4%
Peugeot SA	404,757	9,782,571
Renault SA	132,329	6,340,345

		16,122,916

Banks — 6.3%
BNP Paribas SA	772,099	43,391,605
Credit Agricole SA	792,566	10,849,264
Societe Generale SA	556,850	17,535,353

		71,776,222

Beverages — 2.5%
Pernod Ricard SA	145,746	26,788,620
Remy Cointreau SA	15,525	2,001,079

		28,789,699

Building Products — 1.2%
Cie. de Saint-Gobain	338,176	13,703,081

Capital Markets — 0.5%
Amundi SA(a)	41,450	3,139,781
Natixis SA	653,025	2,731,057

		5,870,838

Chemicals — 4.3%
Air Liquide SA	324,337	44,004,410
Arkema SA	47,323	4,907,896

		48,912,306

Commercial Services & Supplies — 0.7%
Edenred	167,051	8,297,781

Construction & Engineering — 4.5%
Bouygues SA	153,177	6,262,552
Eiffage SA	53,591	5,855,765
Vinci SA	350,891	38,294,620

		50,412,937

Diversified Financial Services — 0.4%
Eurazeo SE	27,690	1,888,342
Wendel SA	18,524	2,497,925

		4,386,267

Diversified Telecommunication Services — 2.2%
Iliad SA	18,312	2,333,049
Orange SA	1,369,372	22,648,049

		24,981,098

Electric Utilities — 0.4%
Electricite de France SA	419,126	4,308,886

Security	Shares	Value

Electrical Equipment — 4.5%
Legrand SA	183,390	$14,494,116
Schneider Electric SE	379,761	36,680,273

		51,174,389

Electronic Equipment, Instruments & Components — 0.4%
Ingenico Group SA	41,306	4,411,392

Entertainment — 1.7%
Ubisoft Entertainment SA(b)	57,416	3,488,210
Vivendi SA	586,592	16,117,670

		19,605,880

Equity Real Estate Investment Trusts (REITs) — 2.7%
Covivio	32,920	3,644,279
Gecina SA	31,408	5,430,058
ICADE	20,605	2,064,028
Klepierre SA	136,732	4,910,277
Unibail-Rodamco-Westfield	94,834	14,837,631

		30,886,273

Food & Staples Retailing — 0.8%
Carrefour SA	415,867	6,868,855
Casino Guichard Perrachon SA	37,648	1,657,937

		8,526,792

Food Products — 3.1%
Danone SA	424,280	34,954,856

Health Care Equipment & Supplies — 0.2%
BioMerieux	28,629	2,590,018

Hotels, Restaurants & Leisure — 1.1%
Accor SA	120,567	5,161,952
Sodexo SA(c)	60,923	7,106,979

		12,268,931

Household Durables — 0.2%
SEB SA	15,582	2,422,481

Insurance — 3.8%
AXA SA	1,327,145	36,136,451
CNP Assurances	118,459	2,340,583
SCOR SE	108,787	4,676,795

		43,153,829

IT Services — 2.0%
Atos SE	67,214	5,712,412
Capgemini SE	108,984	12,899,797
Worldline SA/France(a)(b)	68,995	4,469,342

		23,081,551

Life Sciences Tools & Services — 0.6%
Eurofins Scientific SE	7,895	4,148,817
Sartorius Stedim Biotech	19,063	3,028,819

		7,177,636

Machinery — 0.5%
Alstom SA	130,918	5,713,382

Media — 1.2%
Eutelsat Communications SA	117,893	1,935,534
JCDecaux SA	58,470	1,676,195
Publicis Groupe SA	148,593	6,543,717
SES SA	250,962	3,332,981

		13,488,427

Metals & Mining — 0.7%
ArcelorMittal	456,574	7,817,084

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI France ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities — 2.9%
Engie SA	1,253,502	$19,847,123
Suez	234,945	3,480,342
Veolia Environnement SA	369,742	9,474,429

		32,801,894

Oil, Gas & Consumable Fuels — 7.6%
TOTAL SA	1,648,533	86,593,938

Personal Products — 4.4%
L’Oreal SA	173,515	49,493,885

Pharmaceuticals — 6.6%
Ipsen SA	25,970	2,935,039
Sanofi	774,012	72,123,017

		75,058,056

Professional Services — 1.3%
Bureau Veritas SA	201,776	5,286,084
Teleperformance	40,268	9,545,894

		14,831,978

Semiconductors & Semiconductor Equipment — 1.0%
STMicroelectronics NV	469,979	11,555,837

Software — 1.3%
Dassault Systemes SE	90,437	14,259,368

Textiles, Apparel & Luxury Goods — 14.4%
EssilorLuxottica SA	194,603	30,254,274
Hermes International	21,719	16,284,215
Kering SA	52,006	31,348,778
LVMH Moet Hennessy Louis Vuitton SE	190,942	85,749,968

		163,637,235

Transportation Infrastructure — 0.8%
Aeroports de Paris	20,440	4,000,344

Security	Shares	Value

Transportation Infrastructure (continued)
Getlink SE	301,846	$5,095,405

		9,095,749

Total Common Stocks — 99.8% (Cost: $1,148,950,292)		1,133,425,453

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(d)(e)(f)	7,032	7,034
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(d)(e)	488,000	488,000

		495,034

Total Short-Term Investments — 0.1% (Cost: $495,032)		495,034

Total Investments in Securities — 99.9% (Cost: $1,149,445,324)		1,133,920,487

Other Assets, Less Liabilities — 0.1%		1,624,752

Net Assets — 100.0%		$1,135,545,239

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,131,775	(9,124,743)	7,032	$7,034	$108,991	(a)	$419	$(369)
BlackRock Cash Funds: Treasury, SL Agency Shares	436,000	52,000	488,000	488,000	2,166		—	—

				$495,034	$111,157		$419	$(369)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
CAC 40 Index	30	12/20/19	$1,951	$(719)

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI France ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,133,425,453	$—	$—	$1,133,425,453
Money Market Funds	495,034	—	—	495,034

	$1,133,920,487	$—	$—	$1,133,920,487

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(719)	$—	$—	$(719)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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